Exhibit 99.1

VSE 2018-A VOI Mortgage LLC

Vacation Ownership Interest Loan-Backed Notes, Series 2018-A

Sample VOI Loan Agreed-Upon Procedures

Report To:

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

VSE 2018-A VOI Mortgage LLC

27 July 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

VSE 2018-A VOI Mortgage LLC

9002 San Marco Court

Orlando, Florida 32819

Re:                             VSE 2018-A VOI Mortgage LLC (the “Issuer”)

Vacation Ownership Interest Loan-Backed Notes, Series 2018-A (the “Notes”)

Sample VOI Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Vistana Signature Experiences, Inc. (the “Parent Guarantor”), Vistana Vacation Ownership, Inc. (“VVO”), the Issuer and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Parent Guarantor, VVO and the Issuer, the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to a pool of vacation ownership interest loans (the “VOI Loans”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Wells Fargo, on behalf of the Issuer, provided us with:

a.              An electronic data file labeled “VSTNA 2018-A 2018.06.30 Pool Cut Revised_ACCT_v2.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that Wells Fargo, on behalf of the Issuer, indicated contains information relating to certain vacation ownership interest loans (the “Preliminary VOI Loans”) as of 30 June 2018 (the “Preliminary Cut-Off Date”) that are expected to be representative of the VOI Loans,

b.              A schedule (the “Sample VOI Loan Listing Schedule”) that Wells Fargo, on behalf of the Issuer, indicated contains the LookupKey (each a “Lookup Key”) for 200 Preliminary VOI Loans (the “Sample VOI Loans”) and

c.               Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Parent Guarantor, on behalf of the Issuer, provided us with:

a.              Imaged copies of:

i.                  The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “Note”),

ii.               The mortgage, deed of trust or other related documents (collectively and as applicable, the “Mortgage”),

iii.            The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “Purchase Agreement”),

iv.           The credit report (the “Credit Report”) and

v.              Certain printed screen shots from the Parent Guarantor’s or its affiliate’s servicing system (the “System Screen Shots,” together with the Note, Mortgage, Purchase Agreement and Credit Report, the “Source Documents”)

as applicable, that the Parent Guarantor, on behalf of the Issuer, indicated relate to each Sample VOI Loan,

b.              The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

c.               Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample VOI Loans on the Sample VOI Loan Listing Schedule were selected by Wells Fargo, on behalf of the Issuer.  Wells Fargo, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample VOI Loans or the methodology they used to select the Sample VOI Loans from the Preliminary Data File.  The Issuer is responsible for the selection of the Sample VOI Loans from the Preliminary Data File.  Wells Fargo, on behalf of the Issuer, indicated that the Sample VOI Loans are expected to be representative of the VOI Loans.

For the purpose of the procedures described in this report, the 200 Sample VOI Loans are referred to as Sample VOI Loan Numbers 1 through 200.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Preliminary Data File, Sample VOI Loan Listing Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sample VOI Loan Listing Schedule, Source Documents or any other information provided to us by Wells Fargo or the Parent Guarantor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary VOI Loans or VOI Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Wells Fargo or the Parent Guarantor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.	Whether the origination of the VOI Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the VOI Loans,
iii.	Whether the originator of the VOI Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the VOI Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 July 2018

3

Attachment A

Procedures performed and our associated findings

1.              For each Sample VOI Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Parent Guarantor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note
Lookup Key	LookupKey	System Screen Shots	i.
Property ID	Property	System Screen Shots
Current loan balance	Mortgage Balance	System Screen Shots	ii.
Original loan balance	Original Mtg Amt	Note
Coupon rate	Interest Rate	Note or System Screen Shots	iii.
Original term to maturity (months)	Original Term	(a) Note or (b) Mortgage or Note and recalculation	iv.
Remaining term to maturity (months)	Remaining Term	Note and recalculation	v.
Monthly payment	Payment Amount	(a) Note or (b) Note and System Screen Shots	vi.
Original maturity date	Original Maturity Date	(a) Mortgage, (b) Note or (c) Note and recalculation	vii.
State or country	State/Country	Purchase Agreement or System Screen Shots	viii.
Sales price	Sales Price	Purchase Agreement
Down payment	Down Payment	(a) Purchase Agreement, Note and recalculation or (b) Purchase Agreement and recalculation	ix.
Credit score	FICOScore	Credit Report or System Screen Shots	x.

Notes:

i.                  For identification purposes only.

ii.               The Parent Guarantor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date.  For the purpose of comparing the current loan balance Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to only consider account activity which occurred on or prior to the Preliminary Cut-Off Date.

iii.            For the purpose of comparing the coupon rate Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, described in the succeeding paragraph of this note iii.

For each Sample VOI Loan that has more than one coupon rate, as shown on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to use the coupon rate, as shown on the Note, corresponding to the coupon rate, as shown on the System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the Note.

iv.           For the purpose of comparing the original term to maturity (months) Sample Characteristic for each Sample VOI Loan that does not have the original term to maturity (months) specifically stated on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.              First payment date, as shown on the Note, and

b.              Original maturity date, as shown on the Mortgage or Note (and in accordance with note vii.).

v.              For the purpose of comparing the remaining term to maturity (months) Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.              Original term to maturity (months), as shown on the Note (and in accordance with note iv.), and

b.              Seasoning, as shown on the Preliminary Data File.

Notes:  (continued)

vi.           For the purpose of comparing the monthly payment Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, described in the succeeding paragraph of this note vi.

For each Sample VOI Loan that has more than one monthly payment, as shown on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to use the monthly payment, as shown on the Note, corresponding to the monthly payment, as shown on the System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the Note.

vii.        For the purpose of comparing the original maturity date Sample Characteristic for each Sample VOI Loan that does not have the original maturity date specifically stated on the Mortgage, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, described in the succeeding paragraph of this note vii.

For the purpose of comparing the original maturity date Sample Characteristic for each Sample VOI Loan that does not have the original maturity date specifically stated on the Mortgage or Note, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original maturity date by:

a.              Subtracting:

(1)         One from

(2)         The original term to maturity (months), as shown on the Note (and in accordance with note iv.), and

b.              Adding the result obtained in a. above to the first payment date, as shown on the Note.

viii.     For the purpose of comparing the state or country Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Number 80), the Parent Guarantor, on behalf of the Issuer, instructed us to:

a.              Use the Purchase Agreement as the Source Document and

b.              Ignore differences due to abbreviation or truncation.

For the purpose of comparing the state or country Sample Characteristic for Sample VOI Loan Number 80, the Parent Guarantor, on behalf of the Issuer, instructed us to:

a.              Use the System Screen Shots as the Source Document and

b.              Ignore differences due to abbreviation or truncation.

Notes:  (continued)

ix.           For the purpose of comparing the down payment Sample Characteristic for each Sample VOI Loan (except for each Sample VOI Loan with a Property ID value of “19,” “25” or “44,” as shown on the Preliminary Data File), the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by adding the:

a.              Initial deposit, as shown on the Purchase Agreement,

b.              Additional deposits, as shown on the Purchase Agreement, and

c.               Reduced principal amount, as applicable, as shown on the Note.

For the purpose of comparing the down payment Sample Characteristic for each Sample VOI Loan with a Property ID value of “19,” “25” or “44,” as shown on the Preliminary Data File, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by:

a.              Adding the:

(1)         Initial deposit and

(2)         Additional deposits

and

b.              Subtracting the administrative fees from the result obtained in a. above,

all as shown on the Purchase Agreement.

x.              The Parent Guarantor, on behalf of the Issuer, instructed us not to compare the credit score Sample Characteristic for Sample VOI Loans with a credit score value of “0” or “999,” as shown on the Preliminary Data File (each, a “No Credit Score Sample VOI Loan”).

For the purpose of comparing the credit score Sample Characteristic for each Sample VOI Loan that is not a No Credit Score Sample VOI Loan (except for Sample VOI Loan Number 23), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Credit Report as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, described in the succeeding paragraph of this note x.

Additionally, for the purpose of comparing the credit score Sample Characteristic for each Sample VOI Loan (except for (i) No Credit Score Sample VOI Loans or (ii) Sample VOI Loan Number 23), the Parent Guarantor, on behalf of the Issuer, instructed us to note agreement if the credit score value, as shown on the Preliminary Data File, agreed to at least one credit score, as shown on the Credit Report.  We performed no procedures to reconcile any differences that may exist relating to the information on the Credit Report.

For the purpose of comparing the credit score Sample Characteristic for Sample VOI Loan Number 23, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample VOI Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

171	Original maturity date	1/10/2028	12/10/2027